American Century International Bond Fund | EMERGING MARKETS DEBT FUND
Emerging Markets Debt Fund
Investment Objective
The fund seeks total return.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 15 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - American Century International Bond Fund - EMERGING MARKETS DEBT FUND - USD ($)	INVESTOR CLASS	I CLASS	Y CLASS	A CLASS		C CLASS	R CLASS	R5 CLASS [1]	R6 CLASS	G CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	none	4.50%		none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	none	[2]	1.00%	none	none	none	none
Maximum Account Fee	$ 25	none	none	none		none	none	none	none	none
[1]	Prior to April 10, 2017, this class was referred to as the Institutional Class.
[2]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Century International Bond Fund - EMERGING MARKETS DEBT FUND	INVESTOR CLASS	I CLASS	Y CLASS	A CLASS	C CLASS	R CLASS	R5 CLASS	R6 CLASS	G CLASS
Management Fees (as a percentage of Assets)	0.96%	0.86%	0.76%	0.96%	0.96%	0.96%	0.76%	0.71%	0.71%
Distribution and Service (12b-1) Fees	none	none	none	0.25%	1.00%	0.50%	none	none	none
Other Expenses (as a percentage of Assets):	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	0.97%	0.87%	0.77%	1.22%	1.97%	1.47%	0.77%	0.72%	0.72%
Fee Waiver or Reimbursement	none	none	none	none	none	none	none	none	(0.71%)	[1]
Net Expenses (as a percentage of Assets)	0.97%	0.87%	0.77%	1.22%	1.97%	1.47%	0.77%	0.72%	0.01%
[1]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. You may be required to pay brokerage commissions on your purchases of Investor, I or Y Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Century International Bond Fund - EMERGING MARKETS DEBT FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	99	310	537	1,190
I CLASS	89	278	483	1,073
Y CLASS	79	246	428	955
A CLASS	569	820	1,091	1,860
C CLASS	200	619	1,063	2,293
R CLASS	150	466	803	1,756
R5 CLASS	79	246	428	955
R6 CLASS	74	231	401	895
G CLASS	1	3	6	13

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 154% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the fund invests at least 80% of its net assets in fixed income instruments of issuers that are economically tied to emerging markets. The fund will invest in debt instruments issued by foreign governments and corporations. Investments will typically be made in U.S. dollar denominated instruments, but may be denominated in local emerging markets currency as well.
The fund considers an emerging market to be any country that is located outside the following developed countries list, which is subject to change: Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom and the United States. In determining an issuer’s location, the portfolio managers may consider various factors including, among others, where the issuer is headquartered, where the issuer’s principal operations are located, where the issuer’s revenues are derived, where the principal trading market is located and the country in which the issuer was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case.
The fund may invest without limitation in both investment grade and high-yield (“junk bonds”) debt securities. An “investment grade” security is one that has been rated in one of the four highest categories used by a nationally recognized statistical rating organization or determined by the investment advisor to be of comparable credit quality. A “high-yield” security is one that has been rated below the four highest categories used by a nationally recognized statistical rating organization, or determined by the investment advisor to be of similar quality.
The average duration of the fund varies based on the portfolio managers’ forecast of interest rates and, under normal market conditions is not expected to exceed ten years. Duration is an indication of the relative sensitivity of a security’s market value to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Duration is different from maturity in that it attempts to measure the interest rate sensitivity of a security, as opposed to its expected final maturity.
In addition to the debt securities described above, the fund may also invest in bank loans.
The fund also invests in derivative instruments. The fund may use foreign currency exchange contracts to shift its investment exposure from one currency into another, for hedging purposes or to enhance returns. The fund may invest in futures contracts, options and swap agreements to manage duration, credit exposure and country exposure. The fund may also invest in collateralized debt obligations, including collateralized loan obligations, mortgage- or asset-backed securities and other similarly structured investments.
The portfolio managers may engage in hedging of portfolio positions, which usually involves entering into a derivative transaction that has the opposite characteristics of the position being hedged. The net effect of these two positions is to reduce or eliminate the exposure created by the first position.
To determine whether to buy or sell a security, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments, interest rates and whether to alter geographic or currency exposure.

Principal Risks

•
Foreign Securities Risk – The fund may invest in foreign securities, which are generally riskier than U.S. securities. As a result the fund may be subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. For these and other reasons, securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Emerging Market Risk – Investing in securities of issuers located in emerging market countries generally is riskier than investing in securities of issuers located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

•
Currency Risk – Because the fund may invest in securities denominated in foreign currencies, the fund may be subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Credit Risk – Debt securities, especially high-yield debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
High-Yield Securities Risk – Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic down turn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations.

•
Interest Rate Risk – Investments in debt securities are sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The fund’s investments are designed to reduce this risk. Interest rate risk, however, is generally higher for the fund than for funds that have a shorter-weighted average maturity, such as money market funds and short-term bond funds. The fund will also be exposed to interest rate risk outside of the U.S. where interest rate trends may differ from those in the U.S. A period of rising interest rates may negatively affect the fund’s performance.

•
Liquidity Risk – The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s price. Changing regulatory and market conditions, including increases in interest rates and credit spreads, may adversely affect the liquidity of the fund’s investments. In addition, when the market for certain investments is illiquid, the fund may be unable to achieve its desired level of exposure to a certain sector. Illiquid securities may also be difficult to value.

•
Sovereign Debt Risk – Sovereign debt instruments, which are instruments issued by foreign governmental entities, are subject to the risk that the governmental entity may be unable or unwilling to repay the principal or interest on its sovereign debt due to, among other reasons, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt or its failure to implement economic reforms. There is no bankruptcy process for collecting sovereign debt and legal remedies may be limited and onerous to pursue.

•
Single Country Risk – Investing a significant portion of assets in one country or region makes the fund more dependent upon the political and economic circumstances of that particular country or region than a fund that is more widely diversified.

•	Counterparty Risk – If the fund enters into financial contracts, the fund will be subject to the credit risk presented by the counterparties.

•
Derivatives Risk – The use of derivative instruments, such as futures, options and swaps, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including leverage, liquidity, interest rate, market, credit, counterparty and correlation risk. Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the fund may not correlate with the value of the underlying instrument or the fund’s other investments. Gains or losses involving some futures, options and other derivatives may be substantial – in part because a relatively small price movement in these instruments may result in an immediate and substantial gain or loss for the fund.

•
Bank Loan Risk – The market for bank loans may not be highly liquid and the fund may have difficulty selling them. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrowers with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation. Bank loan transactions may take more than seven days to settle, meaning that proceeds would be unavailable to make additional investments or meet redemptions.

•
Collateralized Debt Obligations/Collateralized Loan Obligation Risk – Collateralized debt obligations and collateralized loan obligations (CLOs) are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLOs may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

•
Nondiversification – The fund is classified as nondiversified. A nondiversified fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund. This gives the portfolio managers the flexibility to hold large positions in a smaller number of securities. If so, a price change in any one of those securities may have a greater impact on the fund’s share price than would be the case in a diversified fund and the fund may be more volatile than if it was diversified.

•
Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Market Risk – The risk that the value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. Because the G Class does not have investment performance for a full calendar year, it is not included. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (1Q 2016): 4.49% Lowest Performance Quarter (3Q 2015): -2.12%
Average Annual Total Returns - American Century International Bond Fund - EMERGING MARKETS DEBT FUND		Label	1 Year	Since Inception	Inception Date
JPMorgan Corporate Emerging Market Bond (CEMBI) Broad Diversified Index		JPMorgan Corporate Emerging Market Bond (CEMBI) Broad Diversified Index (reflects no deduction for fees, expenses or taxes)	7.96%	4.99%	Jul. 29, 2014
INVESTOR CLASS		Investor Class Return Before Taxes	6.86%	4.80%	Jul. 29, 2014
INVESTOR CLASS | After Taxes on Distributions		Return After Taxes on Distributions	5.31%	3.20%	Jul. 29, 2014
INVESTOR CLASS | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	3.88%	2.93%	Jul. 29, 2014
I CLASS	[1]	I Class1 Return Before Taxes	6.99%	4.90%	Apr. 10, 2017
Y CLASS	[1]	Y Class1 Return Before Taxes	7.05%	5.01%	Apr. 10, 2017
A CLASS		A Class Return Before Taxes	1.74%	3.14%	Jul. 29, 2014
C CLASS		C Class Return Before Taxes	5.71%	3.75%	Jul. 29, 2014
R CLASS		R Class Return Before Taxes	6.34%	4.29%	Jul. 29, 2014
R5 CLASS		R5 Class Return Before Taxes	7.08%	5.01%	Jul. 29, 2014
R6 CLASS		R6 Class Return Before Taxes	7.03%	5.07%	Jul. 29, 2014
[1]	Historical performance for the I and Y Classes prior to their inception is based on the performance of R5 Class shares. I and Y Class performance has been adjusted to reflect differences in expenses between classes, if applicable. Since inception performance for the I and Y Classes is based on the R5 Class inception date.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century International Bond Fund | GLOBAL BOND FUND
Global Bond Fund
Investment Objective
The fund seeks long-term total return.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for A Class sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. Purchases of at least $250,000 in T Class shares of the fund may also qualify for sales charge discounts. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 17 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - American Century International Bond Fund - GLOBAL BOND FUND - USD ($)	INVESTOR CLASS	I CLASS	Y CLASS	A CLASS		T CLASS	C CLASS	R CLASS	R5 CLASS [1]	R6 CLASS	G CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	none	4.50%		2.50%	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	none	[2]	none	1.00%	none	none	none	none
Maximum Account Fee	$ 25	none	none	none		none	none	none	none	none	none
[1]	Prior to April 10, 2017, this class was referred to as the Institutional Class.
[2]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Century International Bond Fund - GLOBAL BOND FUND	INVESTOR CLASS		I CLASS		Y CLASS		A CLASS		T CLASS		C CLASS		R CLASS		R5 CLASS		R6 CLASS		G CLASS
Management Fees (as a percentage of Assets)	0.95%		0.85%		0.75%		0.95%		0.95%		0.95%		0.95%		0.75%		0.70%		0.70%
Distribution and Service (12b-1) Fees	none		none		none		0.25%		0.25%		1.00%		0.50%		none		none		none
Other Expenses (as a percentage of Assets):	0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%
Expenses (as a percentage of Assets)	0.96%		0.86%		0.76%		1.21%		1.21%		1.96%		1.46%		0.76%		0.71%		0.71%
Fee Waiver or Reimbursement	(0.12%)	[1]	(0.12%)	[1]	(0.12%)	[1]	(0.12%)	[1]	(0.12%)	[1]	(0.12%)	[1]	(0.12%)	[1]	(0.12%)	[1]	(0.12%)	[1]	(0.70%)	[2]
Net Expenses (as a percentage of Assets)	0.84%		0.74%		0.64%		1.09%		1.09%		1.84%		1.34%		0.64%		0.59%		0.01%
[1]	The advisor has agreed to waive 0.12 percentage points of the fund’s management fee. The advisor expects this waiver to continue until February 28, 2019 and cannot terminate it prior to such date without the approval of the Board of Trustees.
[2]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. You may be required to pay brokerage commissions on your purchases of Investor, I or Y Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Century International Bond Fund - GLOBAL BOND FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	86	294	520	1,167
I CLASS	76	263	466	1,050
Y CLASS	66	231	411	931
A CLASS	556	806	1,075	1,839
T CLASS	359	614	888	1,669
C CLASS	187	605	1,047	2,273
R CLASS	137	451	787	1,735
R5 CLASS	66	231	411	931
R6 CLASS	60	215	384	872
G CLASS	1	3	6	13

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 130% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the fund invests at least 80% of its net assets in bonds. For purposes of this fund, the advisor defines bonds as non-money market debt securities which may be payable in U.S. or foreign currencies, and which may include U.S. and foreign corporate bonds and notes, government securities, commercial paper and securities backed by mortgages or other assets. The fund generally hedges most of its foreign currency exposure to the U.S. dollar.
The fund invests primarily in companies located in developed countries world-wide (including the United States), but may also invest in emerging markets. Under normal market conditions, the fund will invest at least 40% of its assets in foreign investments (unless the portfolio managers deem market conditions unfavorable, in which case the fund would invest at least 30% of its assets in foreign investments). The fund will allocate its assets among at least three different countries (one of which may be the United States).
The fund may invest up to 35% of its assets in high-yield and/or emerging markets debt securities. A high-yield security is one that has been rated below the four highest categories used by a nationally recognized statistical rating organization, or determined by the investment advisor to be of similar quality. The fund considers a security to be an emerging markets security if its issuer is located outside the following developed countries list, which is subject to change: Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom and the United States.
The advisor expects the fund’s dollar-weighted average maturity to be between two and 12 years.
The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. The fund may also invest in securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB), which are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.
In addition to the debt securities described above, the fund may also invest in bank loans.
The fund also invests in derivative instruments. The fund may use foreign currency exchange contracts to shift its investment exposure from one currency into another, for hedging purposes or to enhance returns. The fund may invest in futures contracts, options and swap agreements to manage duration, credit exposure and country exposure. In certain foreign markets, swaps can also act as substitutes for other less liquid fixed-income instruments. The fund may also invest in collateralized debt obligations, including collateralized loan obligations, mortgage- or asset-backed securities and other similarly structured investments.
The fund may engage in active and frequent trading to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.
To determine whether to buy or sell a security, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments, interest rates and whether to alter geographic or currency exposure.

Principal Risks

•
Foreign Securities Risk – The fund may invest in foreign securities, which are generally riskier than U.S. securities. As a result the fund may be subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. For these and other reasons, securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Currency Risk – Because the fund may invest in securities denominated in foreign currencies, the fund may be subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Interest Rate Risk – Investments in debt securities are sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The fund’s investments are designed to reduce this risk. Interest rate risk, however, is generally higher for the fund than for funds that have a shorter-weighted average maturity, such as money market funds and short-term bond funds. The fund will also be exposed to interest rate risk outside of the U.S. where interest rate trends may differ from those in the U.S. A period of rising interest rates may negatively affect the fund’s performance.

•
Credit Risk – Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
Liquidity Risk – The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s price. Changing regulatory and market conditions, including increases in interest rates and credit spreads, may adversely affect the liquidity of the fund’s investments. In addition, when the market for certain investments is illiquid, the fund may be unable to achieve its desired level of exposure to a certain sector. Illiquid securities may also be difficult to value.

•
Prepayment Risk – The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities.

•
Emerging Market Risk – Investing in securities of companies located in emerging market countries generally is riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

•
Single Country Risk – Investing a significant portion of assets in one country or region makes the fund more dependent upon the political and economic circumstances of that particular country or region than a fund that is more widely diversified.

•
Derivatives Risk – The use of derivative instruments, such as futures, options and swaps, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including leverage, liquidity, interest rate, market, credit, counterparty and correlation risk. Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the fund may not correlate with the value of the underlying instrument or the fund’s other investments. Gains or losses involving some futures, options and other derivatives may be substantial – in part because a relatively small price movement in these instruments may result in an immediate and substantial gain or loss for the fund.

•
Bank Loan Risk – The market for bank loans may not be highly liquid and the fund may have difficulty selling them. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrowers with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation. Bank loan transactions may take more than seven days to settle, meaning that proceeds would be unavailable to make additional investments or meet redemptions.

•
Collateralized Debt Obligations/Collateralized Loan Obligation Risk – Collateralized debt obligations and collateralized loan obligations (CLOs) are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLOs may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

•
Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Counterparty Risk – If the fund enters into financial contracts, the fund will be subject to the credit risk presented by the counterparties.

•	Market Risk – The risk that the value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. Because the G Class does not have investment performance for a full calendar year, it is not included. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (1Q 2016): 3.07% Lowest Performance Quarter (2Q 2015): -2.71%
Average Annual Total Returns For the calendar year ended December 31, 2017
Average Annual Total Returns - American Century International Bond Fund - GLOBAL BOND FUND		Label	1 Year	5 Years	Since Inception	Inception Date
Bloomberg Barclays Global Aggregate Bond Index (USD, hedged)		Bloomberg Barclays Global Aggregate Bond Index (USD, hedged) (reflects no deduction for fees, expenses or taxes)	3.04%	3.05%	3.37%	Jan. 31, 2012
INVESTOR CLASS		Investor Class Return Before Taxes	3.75%	2.66%	3.11%	Jan. 31, 2012
INVESTOR CLASS | After Taxes on Distributions		Return After Taxes on Distributions	2.90%	1.54%	1.95%	Jan. 31, 2012
INVESTOR CLASS | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	2.12%	1.51%	1.87%	Jan. 31, 2012
I CLASS	[1]	I Class1 Return Before Taxes	3.81%	2.77%	3.22%	Apr. 10, 2017
Y CLASS	[1]	Y Class1 Return Before Taxes	3.99%	2.88%	3.33%	Apr. 10, 2017
A CLASS		A Class Return Before Taxes	(1.25%)	1.45%	2.05%	Jan. 31, 2012
T CLASS	[2]	T Class2 Return Before Taxes	0.82%	1.89%	2.41%
C CLASS		C Class Return Before Taxes	2.63%	1.66%	2.09%	Jan. 31, 2012
R CLASS		R Class Return Before Taxes	3.24%	2.17%	2.60%	Jan. 31, 2012
R5 CLASS		R5 Class Return Before Taxes	3.84%	2.86%	3.31%	Jan. 31, 2012
R6 CLASS		R6 Class Return Before Taxes	3.89%		3.58%	Jul. 26, 2013
[1]	Historical performance for the I and Y Classes prior to their inception is based on the performance of R5 Class shares. I and Y Class performance have been adjusted to reflect differences in expenses between classes, if applicable. Since inception performance for the I and Y Classes is based on the R5 Class inception date.
[2]	Historical performance for the T Class prior to its inception is based on the performance of Investor Class shares. T Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes. Since inception performance for the T Class is based on the Investor Class inception date.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century International Bond Fund | INTERNATIONAL BOND FUND
International Bond Fund
Investment Objective
The fund seeks total return.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 17 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - American Century International Bond Fund - INTERNATIONAL BOND FUND - USD ($)	INVESTOR CLASS	I CLASS	Y CLASS	A CLASS		C CLASS	R CLASS	R5 CLASS [1]	R6 CLASS	G CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	none	4.50%		none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	none	[2]	1.00%	none	none	none	none
Maximum Account Fee	$ 25	none	none	none		none	none	none	none	none
[1]	Prior to April 10, 2017, this class was referred to as the Institutional Class.
[2]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Century International Bond Fund - INTERNATIONAL BOND FUND	INVESTOR CLASS	I CLASS	Y CLASS	A CLASS	C CLASS	R CLASS	R5 CLASS	R6 CLASS	G CLASS
Management Fees (as a percentage of Assets)	0.79%	0.69%	0.59%	0.79%	0.79%	0.79%	0.59%	0.54%	0.54%
Distribution and Service (12b-1) Fees	none	none	none	0.25%	1.00%	0.50%	none	none	none
Other Expenses (as a percentage of Assets):	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	0.80%	0.70%	0.60%	1.05%	1.80%	1.30%	0.60%	0.55%	0.55%
Fee Waiver or Reimbursement	none	none	none	none	none	none	none	none	(0.54%)	[1]
Net Expenses (as a percentage of Assets)	0.80%	0.70%	0.60%	1.05%	1.80%	1.30%	0.60%	0.55%	0.01%
[1]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. You may be required to pay brokerage commissions on your purchases of Investor, I or Y Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Century International Bond Fund - INTERNATIONAL BOND FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	82	256	445	990
I CLASS	72	224	390	871
Y CLASS	61	193	335	751
A CLASS	552	770	1,004	1,675
C CLASS	183	567	976	2,114
R CLASS	133	413	714	1,567
R5 CLASS	61	193	335	751
R6 CLASS	56	177	308	690
G CLASS	1	3	6	13

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 87% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the fund invests at least 80% of its net assets in bonds. For purposes of this fund, the advisor defines bonds as non-money market debt securities, such as corporate bonds and notes, debt securities issued by governments, commercial paper and securities backed by mortgages or other assets. The fund will invest primarily in non-dollar denominated debt securities issued by foreign governments and foreign companies. The fund will allocate its assets among at least three different countries (one of which may be the United States). The advisor expects the fund’s dollar-weighted average maturity to range from two to 12 years.
The fund will invest in investment grade debt securities. An “investment grade” security is one that has been rated in one of the four highest categories used by a nationally recognized statistical rating organization or determined by the advisor to be of comparable credit quality. The fund will also invest in high-yield debt securities (“junk bonds”). A “high-yield” security is one that has been rated below the four highest categories used by a nationally recognized statistical rating organization, or determined by the investment advisor to be of similar quality.
The fund may invest in emerging market debt securities. The fund considers a security to be an emerging markets security if its issuer is located outside the following developed countries list, which is subject to change: Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom and the United States.
The portfolio managers use a combination of fundamental research and bond and currency valuation models, and evaluate each country’s economic climate and political discipline for controlling deficits and inflation. Using economic forecasts, the portfolio managers project the expected return for each country. By contrasting expected risks and returns for investments in each country, the portfolio managers select those countries expected to produce the best return at reasonable risk. The portfolio managers limit the use of hedging strategies that minimize the risk of currency fluctuations, but may hedge up to 25% of the fund’s total assets into U.S. dollars when the portfolio manager considers the dollar to be attractive relative to foreign currencies.
In addition to the debt securities described above, the fund may also invest in bank loans.
The fund also invests in derivative instruments. The fund invests in foreign currency exchange contracts to shift its investment exposure from one currency into another for hedging purposes or to enhance returns. The fund may also invest in futures contracts, options and swap agreements to manage duration, credit exposure and country exposure. In certain foreign markets, swaps can also act as substitutes for other less liquid fixed-income instruments. The fund may also invest in collateralized debt obligations, including collateralized loan obligations, mortgage- or asset-backed securities and other similarly structured investments.
The portfolio managers may engage in hedging of portfolio positions, which usually involves entering into a transaction that has the opposite characteristics of the position being hedged. The net effect of these two positions is to reduce or eliminate the exposure created by the first position.
The fund sells holdings for a variety of reasons, such as to adjust its average maturity or credit quality, to shift assets into and out of higher-yielding securities, or to alter geographic or currency exposure.

Principal Risks

•
Foreign Securities Risk – Foreign securities have certain unique risks, such as currency risk, political, social and economic risk, and foreign market and trading risk. Changes in the value of foreign currencies against the U.S. dollar also could result in gains or losses to the fund. The fund may be affected by political, social or economic events occurring in a country where the fund invests, which could cause the fund’s investments in that country to experience gains or losses. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Because of these risks, and others, securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Currency Risk – The fund is subject to the risk of a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on the fund’s holdings may be significant depending on the currencies represented in the portfolio, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Currency returns are volatile, and to the extent the fund purchases and sells currencies, it will also be subject to the risk that its trading strategies, including efforts at hedging, will not succeed.

•
Emerging Market Risk – Investing in securities of issuers located in emerging market countries generally is riskier than investing in securities of issuers located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

•
Credit Risk – Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
High-Yield Securities Risk – Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic down turn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations.

•
Interest Rate Risk – Investments in debt securities are also sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. Interest rate risk, however, is generally higher for the fund than for funds that have a shorter-weighted average maturity, such as money market funds and short-term bond funds. The fund will also be exposed to interest rate risk outside of the U.S. where interest rate trends may differ from those in the U.S. A period of rising interest rates may negatively affect the fund’s performance.

•
Liquidity Risk – The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Changing regulatory and market conditions, including increases in interest rates and credit spreads, may adversely affect the liquidity of the fund’s investments. In addition, when the market for certain investments is illiquid, the fund may be unable to achieve its desired level of exposure to a certain sector. Illiquid securities also may be difficult to value.

•
Sovereign Debt Risk – Sovereign debt instruments, which are instruments issued by foreign governmental entities, are subject to the risk that the governmental entity may be unable or unwilling to repay the principal or interest on its sovereign debt due to, among other reasons, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt or its failure to implement economic reforms. There is no bankruptcy process for collecting sovereign debt and legal remedies may be limited and onerous to pursue.

•
Single Country Risk – Investing a significant portion of assets in one country or region makes the fund more dependent upon the political and economic circumstances of that particular country or region than a mutual fund that is more widely diversified.

•
Derivatives Risk – The use of derivative instruments, such as futures, options and swaps, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including leverage, liquidity, interest rate, market, credit, counterparty and correlation risk. Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the fund may not correlate with the value of the underlying instrument or the fund’s other investments. Gains or losses involving some futures, options and other derivatives may be substantial – in part because a relatively small price movement in these instruments may result in an immediate and substantial gain or loss for the fund.

•
Bank Loan Risk – The market for bank loans may not be highly liquid and the fund may have difficulty selling them. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrowers with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation. Bank loan transactions may take more than seven days to settle, meaning that proceeds would be unavailable to make additional investments or meet redemptions.

•
Collateralized Debt Obligations/Collateralized Loan Obligation Risk – Collateralized debt obligations and collateralized loan obligations (CLOs) are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLOs may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

•
Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Counterparty Risk – If the fund enters into financial contracts, the fund will be subject to the credit risk presented by the counterparties.

•
Nondiversification – The fund is classified as nondiversified. A nondiversified fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund. This gives the portfolio managers the flexibility to hold large positions in a smaller number of securities. If so, a price change in any one of those securities may have a greater impact on the fund’s share price than would be the case in a diversified fund and the fund may be more volatile than if it was diversified.

•	Market Risk – The risk that the value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. Because the G Class does not have investment performance for a full calendar year, it is not included. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2010): 11.38% Lowest Performance Quarter (4Q 2016): -10.26%
Average Annual Total Returns For the calendar year ended December 31, 2017
Average Annual Total Returns - American Century International Bond Fund - INTERNATIONAL BOND FUND		Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Bloomberg Barclays Capital Global Aggregate Bond Index ex-USD (Unhedged)		Bloomberg Barclays Global Aggregate Bond Index ex-USD (Unhedged) (reflects no deduction for fees, expenses or taxes)	10.51%	(0.20%)	2.39%
INVESTOR CLASS		Investor Class Return Before Taxes	10.41%	(1.06%)	1.34%		Jan. 07, 1992
INVESTOR CLASS | After Taxes on Distributions		Return After Taxes on Distributions	10.31%	(1.36%)	0.56%		Jan. 07, 1992
INVESTOR CLASS | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	5.96%	(0.88%)	0.79%		Jan. 07, 1992
I CLASS	[1]	I Class1 Return Before Taxes	10.47%	(0.96%)	1.43%		Apr. 10, 2017
Y CLASS	[1]	Y Class1 Return Before Taxes	10.64%	(0.85%)	1.54%		Apr. 10, 2017
A CLASS		A Class Return Before Taxes	5.19%	(2.21%)	0.63%		Oct. 27, 1998
C CLASS		C Class Return Before Taxes	9.31%	(2.04%)	0.33%		Sep. 28, 2007
R CLASS		R Class Return Before Taxes	9.94%	(1.54%)	0.83%		Sep. 28, 2007
R5 CLASS		R5 Class Return Before Taxes	10.64%	(0.85%)	1.54%		Aug. 02, 2004
R6 CLASS		R6 Class Return Before Taxes	10.73%			0.39%	Jul. 26, 2013
[1]	Historical performance for the I and Y Classes prior to their inception is based on the performance of R5 Class shares. I and Y Class performance has been adjusted to reflect differences in expenses between classes, if applicable.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.